Related party transactions - Directors remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	$ 12	$ 13	$ 13
Annual incentive plan	4	7	17
Non-Executive Directors' fees	2	2	2
Post-employment benefits	2	2	2
Directors
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	4	3	4
Annual incentive plan	1	2	5
Non-Executive Directors' fees	2	2	2
Share option exercises	0	0	6
Shares vesting	18	5	3
Post-employment benefits	0	1	0
Directors remuneration	$ 25	$ 13	$ 20